Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net income	$ 33,878	$ 14,139	$ 15,872
Adjustment to reconcile net income to net cash from operating activities:
Gain on sale of fixed assets	33	(147)	(67)
Net cash from operating activities	39,526	19,957	20,819
Cash flows used for investing activities:
Proceeds from sale of premises and equipment	2	1,190	139
Acquisition, net of cash acquired		143,797
Net cash used for investing activities	(150,509)	(34,118)	(146,180)
Cash flows from financing activities:
Net proceeds from common stock issuance			32,821
Payment to repurchase series B preferred stock	(402)
Cash payment for repurchase of common stock	(3,909)		(4)
Net cash from financing activities	116,739	16,421	129,185
CBI[Member]
Operating activities:
Net income	33,878	14,139	15,872
Adjustment to reconcile net income to net cash from operating activities:
Change in other assets and other liabilities	4,437	794	(2,147)
Gain on sale of fixed assets		(110)	(66)
Equity in undistributed net earnings of subsidiaries	(22,438)	(15,987)	(17,496)
Net cash from operating activities	15,877	(1,164)	(3,837)
Cash flows used for investing activities:
Proceeds from sale of premises and equipment		899	138
Disposal of investment in subsidiary	41
Acquisition, net of cash acquired		(5,216)	(275)
Net cash used for investing activities	41	(4,317)	(137)
Cash flows from financing activities:
Cash paid on fractional shares on preferred stock conversion to common stock	(2)
Net proceeds from common stock issuance			32,821
Purchase of treasury stock	(3,909)
Payment to repurchase series B preferred stock	(402)
Cash payment for repurchase of common stock			(4)
Cash dividends paid	(7,194)	(4,749)	(3,682)
Net cash from financing activities	(11,507)	(4,749)	29,135
Net change in cash and cash equivalents	4,411	(10,230)	25,161
Cash and cash equivalents at beginning of year	19,678	29,908	4,747
Cash and cash equivalents at end of year	$ 24,089	$ 19,678	$ 29,908